Intangible Assets (Details 1) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Goodwill	₪ 2,278	₪ 2,937
Domestic fixed-line communications [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,548	1,548
Cellular communications [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	685	1,163
Multi-channel television [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		33
International communications and internet services [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	40	181
Walla communications [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		7
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	₪ 5	₪ 5